Related Parties - Summary of Retirement and Former Employee Benefits Granted (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Retirement	$ 6,493	$ 4,917	$ 4,888
Post-employment	329	166	200
Long-term	1,594	1,681	2,468
Total	$ 8,416	$ 6,764	$ 7,556